Net Income (Loss) Per Share Attributable to Common Stockholders (Details) - Schedule of Basic and Diluted Loss Per Share (Parentheticals) - $ / shares	12 Months Ended
	May 31, 2024	May 31, 2023
Net Income (Loss) Per Share Attributable to Common Stockholders [Abstract]
Diluted net income (loss) per common share	$ (0.76)	$ (0.17)